Annual Total Returns- Vanguard Short-Term Treasury Index Fund (ETF) [BarChart] - ETF - Vanguard Short-Term Treasury Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.45%	0.39%	0.26%	0.53%	0.51%	0.79%	0.38%	1.48%	3.52%	3.12%